SHAREHOLDERS’ EQUITY - Schedule of Movement in Warrants Outstanding (Details) - Warrant [Member]	12 Months Ended
Dec. 31, 2025 $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Outstanding at beginning of year | shares	7,728,611
Weighted-average exercise price | $ / shares	$ 4.14
Weighted average remaining contractual term (in years)	1 year 7 months 17 days
Number of Warrants, Issued | shares	0
Weighted-average exercise price, Issued | $ / shares	$ 0
Weighted average remaining contractual term (in years), Issued	0 years
Number of Warrants, Exercised | shares	(1,514,086)
Weighted-average exercise price, Exercised | $ / shares	$ 1.09
Weighted average remaining contractual term (in years), Exercised	5 months 26 days
Number of Warrants, Expired | shares	(277,835)
Weighted-average exercise price, Expired | $ / shares	$ 5.5
Weighted average remaining contractual term (in years), Expired	6 months 14 days
Outstanding at beginning of year | shares	5,936,690
Weighted-average exercise price | $ / shares	$ 4.2
Weighted average remaining contractual term (in years)	9 months 18 days